Investments (Mortgage Loans - Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Significant Purchases	$ 4,700,000,000	$ 2,200,000,000
Average Recorded Investment	458,000,000	693,000,000
Percentage of Mortgage Loans Classified as Performing	99.00%	99.00%
Agricultural
Financing Receivable, Recorded Investment [Line Items]
Average Recorded Investment			204,000,000
Estimated fair value of mortgage loans held-for-investment	12,800,000,000	12,700,000,000
Residential
Financing Receivable, Recorded Investment [Line Items]
Average Recorded Investment			13,000,000
Estimated fair value of mortgage loans held-for-investment	6,600,000,000	2,800,000,000
Commercial mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Average Recorded Investment			$ 464,000,000